Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Accounts receivable	–	¥463,613	¥1,184,804
Accounts payable	–	2,535,234	3,041,505
Lease obligations	–	1,268,324	1,750,054
Revenues	¥2,370,954	2,898,040	3,129,622
Costs	15,579,173	16,706,036	24,268,440
Interest expenses	24,756	24,402	30,370